Long-term Investments - Summary of Long Term Investments (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2021 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2022 USD ($)
Schedule of Equity Method Investments [Line Items]
Payments to acquire equity method investments	¥ 10,500
Income loss from equity method investments		¥ (196)	$ (28)	¥ 276		¥ 52
Committed capital				3,500	$ 508
Equity investments without readily determinable fair values		2,919		2,919				$ 423
Proceeds from providing facilitating services							¥ 41,117
Cash paid for long-term investment		4,550	660	700
Unbilled Revenue Impairment Of Balances Reversed		¥ 1,750	$ 254	¥ 2,800
Third Party Investor [Member]
Schedule of Equity Method Investments [Line Items]
Payments to acquire equity method investments	¥ 19,500
Third Party Investor [Member] | Guangzhou City Government [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, Ownership percentage							5.00%